Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 25, 2011	Sep. 26, 2010	Dec. 26, 2010	Dec. 27, 2009
Statements Of Cash Flows Parenthetical
Debt assumed from Home Bistro for inventory and intangible assets	$ 0	$ 0	$ 0	$ 868